UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President, CCO, Secretary & Treasurer
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                8/16/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Frank Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total:  $   128,332
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Gould Investment Partners
FORM 13F
30-Jun-07

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
AAR Corp.                        COM             000361105      1211    36700  SH         Sole                 36700
Aeropostale, Inc.                COM             007865108      1013    24300  SH         Sole                 24300
Alon USA Energy, Inc.            COM             020520102      1400    31800  SH         Sole                 31800
Anadigics, Inc.                  COM             032515108       648    47000  SH         Sole                 47000
Arena Resources, Inc.            COM             040049108      2545    43800  SH         Sole                 43800
Atheros Communications, Inc.     COM             04743P108      1406    45600  SH         Sole                 45600
Atwood Oceanics, Inc.            COM             050095108      1757    25600  SH         Sole                 25600
Blackboard, Inc.                 COM             091935502      3235    76800  SH         Sole                 76800
Buffalo Wild Wings, Inc.         COM             119848109       973    23400  SH         Sole                 23400
Cal Dive International, Inc.     COM             12802T101       984    59162  SH         Sole                 59162
Cambridge Heart, Inc.            COM             131910101       951   219600  SH         Sole                219600
Cavium Networks, Inc.            COM             14965A101       801    35400  SH         Sole                 35400
Cbeyond, Inc.                    COM             149847105      1727    44850  SH         Sole                 44850
Chipotle Mexican Grill, Inc.     COM             169656105      2072    24300  SH         Sole                 24300
Cogent Communications Group      COM             19239V302      1404    47000  SH         Sole                 47000
Complete Production Services,    COM             20453E109      1161    44900  SH         Sole                 44900
Comtech Telecommunications Cor   COM             205826209      1244    26800  SH         Sole                 26800
Concur Technologies, Inc.        COM             206708109      2966   129800  SH         Sole                129800
Crocs, Inc.                      COM             227046109      5547   129000  SH         Sole                129000
DXP Enterprises, Inc.            COM             233377407       953    22300  SH         Sole                 22300
Dealertrack Holdings, Inc.       COM             242309102      3006    81600  SH         Sole                 81600
Dick's Sporting Goods, Inc.      COM             253393102       657    11300  SH         Sole                 11300
Dolby Laboratories, Inc.         COM             25659T107      1608    45400  SH         Sole                 45400
Double-Take Software, Inc.       COM             258598101      1224    74600  SH         Sole                 74600
Enernoc, Inc.                    COM             292764107       805    21100  SH         Sole                 21100
Equinix, Inc.                    COM             29444U502      2031    22200  SH         Sole                 22200
FEI Company                      COM             30241L109       568    17500  SH         Sole                 17500
Faro Technologies, Inc.          COM             311642102       825    25900  SH         Sole                 25900
Fcstone Group, Inc.              COM             31308T100       510     8900  SH         Sole                  8900
Flir Systems, Inc.               COM             302445101      2562    55400  SH         Sole                 55400
GFI Group, Inc.                  COM             361652209      2457    33900  SH         Sole                 33900
Geokinetics, Inc.                COM             372910307      1167    37600  SH         Sole                 37600
Glu Mobile, Inc.                 COM             379890106       687    49400  SH         Sole                 49400
Green Mountain Coffee, Inc.      COM             393122106      1307    16600  SH         Sole                 16600
Guess, Inc.                      COM             401617105      1556    32400  SH         Sole                 32400
Gulfport Energy Corporation      COM             402635304      1049    52500  SH         Sole                 52500
Healthcare Services Group, Inc   COM             421906108       826    28000  SH         Sole                 28000
Healthextras, Inc.               COM             422211102      1600    54100  SH         Sole                 54100
Huron Consulting Group, Inc.     COM             447462102      2811    38500  SH         Sole                 38500
Iconix Brand Group, Inc.         COM             451055107      1120    50400  SH         Sole                 50400
J Crew Group, Inc.               COM             46612H402      3894    72000  SH         Sole                 72000
Kenexa Corp.                     COM             488879107      2711    71900  SH         Sole                 71900
Kforce, Inc.                     COM             493732101      1315    82300  SH         Sole                 82300
Korn Ferry International         COM             500643200      1476    56200  SH         Sole                 56200
L-1 Identity Solutions, Inc.     COM             50212A106      2233   109200  SH         Sole                109200
Life Time Fitness, Inc.          COM             53217R207       580    10900  SH         Sole                 10900
Loopnet, Inc.                    COM             543524300       560    24000  SH         Sole                 24000
Men's Wearhouse, Inc.            COM             587118100       735    14400  SH         Sole                 14400
Meridian Bioscience, Inc.        COM             589584101      1198    55300  SH         Sole                 55300
Novatel Wireless, Inc.           COM             66987M604      1150    44200  SH         Sole                 44200
Oceaneering International, Inc   COM             675232102      2911    55300  SH         Sole                 55300
Priceline.com, Inc.              COM             741503403      4056    59000  SH         Sole                 59000
Riverbed Technology              COM             768573107      2599    59300  SH         Sole                 59300
Robbins & Myers, Inc.            COM             770196103      2720    51200  SH         Sole                 51200
Sigma Designs, Inc.              COM             826565103      2638   101100  SH         Sole                101100
Spectrum Control, Inc.           COM             847615101      1482    87800  SH         Sole                 87800
Stratasys, Inc.                  COM             862685104      2109    44900  SH         Sole                 44900
Superior Offshore Internationa   COM             86825Q104       593    32600  SH         Sole                 32600
Synchronoss Tech, Inc.           COM             87157B103       778    26500  SH         Sole                 26500
T-3 Energy Services, Inc.        COM             87306E107      1893    56600  SH         Sole                 56600
Tessera Technologies, Inc.       COM             88164L100      1241    30600  SH         Sole                 30600
Tomotherapy, Inc.                COM             890088107       918    41900  SH         Sole                 41900
Varian Semiconductor Equipment   COM             922207105      1152    28750  SH         Sole                 28750
Vasco Data Security Internatio   COM             92230Y104      3755   165000  SH         Sole                165000
Verifone Holdings, Inc.          COM             92342Y109      2813    79801  SH         Sole                 79801
Vocus, Inc.                      COM             92858J108      2432    96850  SH         Sole                 96850
Volcom Incorporated              COM             92864N101      1399    27900  SH         Sole                 27900
W H Energy Services, Inc.        COM             92925E108      1808    29200  SH         Sole                 29200
Zoltec Companies, Inc.           COM             98975W104       631    15200  SH         Sole                 15200
Zumiez, Inc.                     COM             989817101      1504    39800  SH         Sole                 39800
Core Laboratories N V            ADR             N22717107      3966    39000  SH         Sole                 39000
Focus Media Holdings, Ltd.       ADR             34415V109       283     5610  SH         Sole                  5610
JA Solar Holdings Company, Ltd   ADR             466090107       772    22900  SH         Sole                 22900
LJ International, Inc.           ADR             G55312105      1186   109200  SH         Sole                109200
New Oriental Education & Techn   ADR             647581107       661    12300  SH         Sole                 12300
Shanda Interactive Ent. Ltd.     ADR             81941Q203      2731    88100  SH         Sole                 88100
Vistaprint Limited               ADR             G93762204      1075    28100  SH         Sole                 28100